STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.9%
Australia - 3.1%
Australia, Sr. Unscd. Bonds, Ser. 156	AUD	2.75	5/21/2041	5,140,000		2,775,531
Commonwealth Bank of Australia, Covered Bonds		3.21	5/27/2025	970,000	[b,c]	933,135
					3,708,666
Austria - .3%
Benteler International AG, Sr. Scd. Bonds	EUR	9.38	5/15/2028	290,000		324,762
Azerbaijan - .7%
Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	843,000		812,639
Bahamas - .6%
Bahamas, Sr. Unscd. Notes		8.95	10/15/2032	790,000		684,337
Bermuda - .4%
Hiscox Ltd., Sr. Unscd. Notes	GBP	6.00	9/22/2027	375,000		476,511
Brazil - 3.0%
Brazil, Sr. Unscd. Bonds		5.00	1/27/2045	1,710,000		1,391,296
Brazil Letras do Tesouro Nacional, Treasury Bills	BRL	9.07	7/1/2026	4,000,000	[d]	637,555
Brazil Letras do Tesouro Nacional, Treasury Bills	BRL	10.49	1/1/2026	9,000,000	[d]	1,504,762
					3,533,613
British Virgin - .0%
Greenland Global Investment Ltd., Gtd. Notes		6.13	4/22/2025	361,000		55,955
Canada - 2.2%
Canada, Bonds	CAD	4.00	12/1/2031	2,939,584	[e]	2,615,742
Cayman Islands - .0%
KWG Group Holdings Ltd., Sr. Scd. Bonds		7.88	8/30/2024	260,000		20,150
Shimao Group Holdings Ltd., Sr. Scd. Bonds		4.75	8/3/2023	465,000	[f]	33,640
					53,790
Chile - .2%
VTR Comunicaciones SPA, Sr. Scd. Notes		4.38	4/15/2029	473,000	[b]	279,458
Colombia - 2.0%
Colombia, Bonds	COP	6.00	4/28/2028	3,556,400,000		777,117
Colombia, Bonds	COP	7.00	6/30/2032	7,875,000,000		1,652,350
					2,429,467
Denmark - .4%
Orsted AS, Gtd. Notes	EUR	3.25	9/13/2031	319,000		339,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.9% (continued)
Denmark - .4% (continued)
Orsted AS, Jr. Sub. Notes	GBP	2.50	2/18/2033	132,000		114,296
					454,290
Dominican Republic - .6%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	750,000		752,667
France - 2.2%
Altice France SA, Sr. Scd. Notes	EUR	3.38	1/15/2028	273,000		211,370
Banijay Entertainment SASU, Sr. Scd. Notes		5.38	3/1/2025	230,000	[b]	225,033
BNP Paribas SA, Jr. Sub. Notes		7.38	8/19/2025	920,000	[g]	910,892
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	186,000		178,646
Cie de Saint-Gobain, Sr. Unscd. Notes	EUR	1.63	8/10/2025	600,000		632,530
Electricite de France SA, Jr. Sub. Notes	GBP	6.00	1/29/2026	200,000	[g]	239,010
Iliad Holding SASU, Sr. Scd. Notes	EUR	5.63	10/15/2028	213,000	[c]	222,879
					2,620,360
Germany - 2.1%
Deutsche Bundesrepublik, Bonds	EUR	0.10	4/15/2026	1,655,275	[e]	1,796,514
Infineon Technologies AG, Jr. Sub. Bonds	EUR	3.63	4/1/2028	200,000	[g]	203,072
Peach Property Finance GmbH, Sr. Unscd. Notes	EUR	4.38	11/15/2025	396,000		337,828
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	233,000		234,069
					2,571,483
Hungary - .2%
OTP Bank Nyrt, Sub. Notes		8.75	5/15/2033	290,000		291,558
Indonesia - 2.9%
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	29,920,000,000		2,001,743
Indonesia, Bonds, Ser. FR91	IDR	6.38	4/15/2032	22,571,000,000		1,501,675
					3,503,418
Ireland - 1.3%
AIB Group PLC, Sr. Unscd. Notes	EUR	4.63	7/23/2029	428,000		471,323
Bank of Ireland Group PLC, Jr. Sub. Notes	EUR	7.50	11/19/2025	480,000	[g]	524,581
LCPR Senior Secured Financing DAC, Sr. Scd. Notes		5.13	7/15/2029	230,000	[b]	190,440
Virgin Media Vendor Financing Notes III DAC, Sr. Scd. Bonds	GBP	4.88	7/15/2028	300,000		315,513
					1,501,857
Italy - 2.0%
Cedacri Mergeco SPA, Sr. Scd. Notes, (3 Month EURIBOR +4.63%)	EUR	7.95	5/15/2028	204,000	[h]	216,391

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.9% (continued)
Italy - 2.0% (continued)
Conceria Pasubio SPA, Sr. Scd. Bonds, (3 Month EURIBOR +4.50%)	EUR	8.10	9/30/2028	240,000	[h]	252,467
FIS Fabbrica Italiana Sintetici SpA, Sr. Scd. Bonds	EUR	5.63	8/1/2027	310,000		319,179
Intesa Sanpaolo SpA, Sr. Unscd. Notes	GBP	6.63	5/31/2033	660,000		833,555
UniCredit SPA, Jr. Sub. Bonds		8.00	6/3/2024	280,000	[g]	277,250
UniCredit SPA, Jr. Sub. Notes	EUR	3.88	6/3/2027	600,000	[g]	529,570
					2,428,412
Luxembourg - 1.5%
4finance SA, Gtd. Bonds	EUR	10.75	10/26/2026	200,000		198,980
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	209,000		222,007
Altice Financing SA, Sr. Scd. Bonds	EUR	3.00	1/15/2028	240,000		196,849
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	140,000		60,802
AnaCap Financial Europe SA, Sr. Scd. Notes, (3 Month EURIBOR +5.00%)	EUR	8.73	8/1/2024	400,000	[h]	225,182
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	364,000		330,654
Matterhorn Telecom SA, Sr. Scd. Notes	EUR	3.13	9/15/2026	229,000		238,472
Millicom International Cellular SA, Sr. Unscd. Notes		4.50	4/27/2031	201,000	[b]	160,123
Millicom International Cellular SA, Sr. Unscd. Notes		4.50	4/27/2031	250,000		199,158
					1,832,227
Malaysia - .6%
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	3,210,000		704,276
Mexico - 3.4%
Mexico, Bonds, Ser. M	MXN	7.75	5/29/2031	11,000,000	[c]	617,110
Mexico, Bonds, Ser. M	MXN	8.00	11/7/2047	40,000,000	[c]	2,177,414
Mexico, Sr. Unscd. Notes		6.34	5/4/2053	668,000		682,717
Sigma Alimentos SA de CV, Gtd. Bonds	EUR	2.63	2/7/2024	536,000		582,754
					4,059,995
Mongolia - .3%
Mongolia, Sr. Unscd. Bonds		5.13	4/7/2026	320,000		303,205
Netherlands - 2.3%
IHS Netherlands Holdco BV, Gtd. Notes		8.00	9/18/2027	410,000		375,240
ING Groep NV, Jr. Sub. Bonds		6.75	4/16/2024	1,050,000	[g]	1,017,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.9% (continued)
Netherlands - 2.3% (continued)
Nobian Finance BV, Sr. Scd. Bonds	EUR	3.63	7/15/2026	217,000		205,537
Universal Music Group NV, Sr. Unscd. Notes	EUR	3.00	6/30/2027	510,000		546,835
Volkswagen International Finance NV, Gtd. Notes	EUR	3.88	6/17/2029	600,000	[g]	563,400
					2,708,824
New Zealand - 6.4%
New Zealand, Bonds, Ser. 0940	NZD	2.54	9/20/2040	850,000		632,646
New Zealand, Bonds, Ser. 437	NZD	2.75	4/15/2037	3,160,000		1,557,312
New Zealand, Bonds, Ser. 528	NZD	0.25	5/15/2028	2,630,000		1,324,277
New Zealand, Bonds, Ser. 541	NZD	1.75	5/15/2041	2,690,000		1,048,852
New Zealand, Bonds, Ser. 551	NZD	2.75	5/15/2051	1,940,000		820,585
New Zealand, Bonds, Ser. 930	NZD	3.00	9/20/2030	800,000	[e]	651,005
New Zealand, Govt. Gtd. Bonds	NZD	2.25	4/15/2024	1,730,000		1,048,491
New Zealand, Govt. Gtd. Bonds	NZD	3.50	4/14/2033	1,120,000		600,386
					7,683,554
Norway - 2.4%
Kommunalbanken AS, Sr. Unscd. Bonds, (3 Month SOFR Index +1.00%)		6.22	6/17/2026	898,000	[h]	913,853
Norway, Sr. Unscd. Bonds, Ser. 477	NOK	1.75	3/13/2025	14,130,000	[b]	1,341,123
Norway, Sr. Unscd. Notes, Ser. 482	NOK	1.38	8/19/2030	7,260,000	[b]	606,936
					2,861,912
Oman - .5%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	644,000		635,161
Peru - 1.2%
Peru, Sr. Unscd. Bonds	PEN	6.15	8/12/2032	5,440,000		1,461,755
Saudi Arabia - .7%
Saudi, Sr. Unscd. Notes		5.50	10/25/2032	814,000		856,315
Singapore - .3%
Singapore Airlines Ltd., Sr. Unscd. Notes		3.00	7/20/2026	328,000		307,853
Spain - .7%
Spain, Sr. Unscd. Bonds	EUR	1.90	10/31/2052	1,200,000	[b]	854,034
Supranational - 3.1%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Bonds	EUR	4.38	5/15/2026	225,000		240,911
European Union, Sr. Unscd. Notes, Ser. NGEU	EUR	0.45	7/4/2041	1,750,000		1,179,668
International Bank for Reconstruction & Development, Sr. Unscd. Notes, (3 Month SOFR Index +0.29%)		5.43	11/22/2028	1,090,000	[h]	1,083,024

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.9% (continued)
Supranational - 3.1% (continued)
International Finance Corp., Sr. Unscd. Notes	INR	6.30	11/25/2024	98,010,000		1,179,534
					3,683,137
Sweden - .5%
Heimstaden Bostad AB, Jr. Sub. Bonds	EUR	2.63	5/1/2027	350,000	[g]	176,710
Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Notes	EUR	2.63	3/14/2026	455,000	[g]	96,490
Verisure Holding AB, Sr. Scd. Bonds	EUR	3.25	2/15/2027	324,000		323,304
					596,504
Tajikistan - .4%
Tajikistan, Sr. Unscd. Notes		7.13	9/14/2027	575,000		477,537
United Arab Emirates - .6%
MDGH GMTN RSC Ltd., Gtd. Notes		5.50	4/28/2033	668,000		703,524
United Kingdom - 14.9%
AGPS Bondco PLC, Gtd. Notes	EUR	5.00	4/27/2027	300,000		106,216
Barclays PLC, Jr. Sub. Notes	GBP	9.25	3/15/2029	470,000	[g]	560,963
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	296,000		277,529
British Telecommunications PLC, Sub. Notes	GBP	8.38	12/20/2083	328,000		422,631
Close Brothers Finance PLC, Gtd. Notes	GBP	2.75	10/19/2026	610,000		693,650
Coventry Building Society, Jr. Sub. Bonds	GBP	6.88	9/18/2024	650,000	[g]	797,364
Coventry Building Society, Sr. Unscd. Notes	GBP	1.00	9/21/2025	468,000		538,786
Deuce Finco PLC, Sr. Scd. Bonds	GBP	5.50	6/15/2027	306,000		338,613
Direct Line Insurance Group PLC, Jr. Sub. Bonds	GBP	4.75	12/7/2027	260,000	[g]	228,100
Heathrow Finance PLC, Sr. Scd. Notes	GBP	5.75	3/3/2025	136,000		169,499
Iceland Bondco PLC, Sr. Scd. Bonds	GBP	10.88	12/15/2027	190,000		245,665
International Finance Facility for Immunisation Co., Sr. Unscd. Notes		1.00	4/21/2026	989,000		893,331
Investec PLC, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000	[g]	448,282
Iron Mountain UK PLC, Gtd. Notes	GBP	3.88	11/15/2025	189,000		227,967
Jerrold Finco PLC, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		186,198
Jerrold Finco PLC, Sr. Scd. Bonds	GBP	5.25	1/15/2027	165,000		177,596
Lloyds Bank PLC, Covered Notes	GBP	4.88	3/30/2027	950,000		1,194,082
Lloyds Banking Group PLC, Jr. Sub. Bonds	EUR	4.95	6/27/2025	350,000	[g]	361,730
Lloyds Banking Group PLC, Jr. Sub. Notes	GBP	5.13	12/27/2024	560,000	[g]	671,833
Mobico Group PLC, Gtd. Notes	GBP	2.38	11/20/2028	644,000		686,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.9% (continued)
United Kingdom - 14.9% (continued)
Mobico Group PLC, Gtd. Notes	GBP	2.50	11/11/2023	620,000		787,375
Mobico Group PLC, Sub. Notes	GBP	4.25	11/26/2025	260,000	[g]	293,931
Nationwide Building Society, Covered Notes	GBP	5.63	1/28/2026	116,000		149,090
Ocado Group PLC, Gtd. Notes	GBP	3.88	10/8/2026	294,000		323,534
Santander UK PLC, Covered Notes	GBP	5.75	3/2/2026	480,000		617,480
Standard Chartered PLC, Sr. Unscd. Notes		6.19	7/6/2027	200,000		201,946
TESCO PLC, Sr. Unscd. Notes, (6 Month UK Retail Price Index 0.00%)	GBP	6.32	11/5/2025	160,000	[h]	416,713
Tesco Property Finance 3 PLC, Sr. Scd. Bonds	GBP	5.74	4/13/2040	344,147		415,479
Tritax Big Box REIT PLC, Sr. Unscd. Notes	GBP	1.50	11/27/2033	519,000		435,639
Tritax EuroBox PLC, Gtd. Notes	EUR	0.95	6/2/2026	726,000		692,054
United Kingdom, Bonds, Ser. 3MO	GBP	0.13	3/22/2026	1,845,678	[e]	2,288,828
United Kingdom Gilt, Bonds	GBP	4.25	12/7/2046	800,000		989,206
Virgin Money UK PLC, Sr. Unscd. Notes	GBP	3.13	6/22/2025	680,000		836,787
Vodafone Group PLC, Jr. Sub. Notes		3.25	6/4/2081	260,000		229,906
					17,904,922
United States - 20.9%
Ashtead Capital, Inc., Gtd. Notes		5.55	5/30/2033	800,000	[b]	778,808
AT&T, Inc., Sr. Unscd. Notes	GBP	2.90	12/4/2026	570,000		658,858
Ball Corp., Gtd. Notes		2.88	8/15/2030	280,000		231,294
Best Buy Co., Inc., Sr. Unscd. Notes		4.45	10/1/2028	398,000		387,029
Callon Petroleum Co., Gtd. Notes		8.00	8/1/2028	400,000	[b]	405,939
Citigroup, Inc., Sub. Notes		5.50	9/13/2025	540,000		537,332
Diamond Sports Group LLC/Diamond Sports Finance Co., Scd. Notes		5.38	8/15/2026	620,000	[b,f]	19,763
Emerald Debt Merger Sub LLC, Sr. Scd. Bonds	EUR	6.38	12/15/2030	250,000		275,734
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	130,000	[b]	129,350
Entegris, Inc., Gtd. Notes		3.63	5/1/2029	630,000	[b,c]	545,808
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	GBP	2.75	6/14/2024	232,000		286,975
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	960,000		903,277
Lowe's Cos., Inc., Sr. Unscd. Notes		3.00	10/15/2050	648,000		424,722
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	281,000	[b]	246,317
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	122,000	[b,c]	108,346

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 86.9% (continued)
United States - 20.9% (continued)
Metropolitan Life Global Funding I, Sr. Scd. Notes, (3 Month SOFR Index +0.91%)		6.15	3/21/2025	373,000	[b,h]	375,306
Netflix, Inc., Sr. Unscd. Notes	EUR	3.63	6/15/2030	762,000		807,397
NVIDIA Corp., Sr. Unscd. Notes		3.50	4/1/2050	750,000		603,981
Olympus Water US Holding Corp., Sr. Unscd. Notes	EUR	5.38	10/1/2029	335,000		257,057
Trimble, Inc., Sr. Unscd. Notes		6.10	3/15/2033	750,000		762,469
U.S. Treasury Bonds		2.00	2/15/2050	5,320,000		3,543,203
U.S. Treasury Bonds		3.00	11/15/2045	4,800,000		3,951,000
U.S. Treasury Floating Rate Notes, , (3 Month U.S. T-BILL +0.20%)		5.55	1/31/2025	1,197,800	[h]	1,200,397
U.S. Treasury Inflation Indexed Bonds		2.13	2/15/2041	3,049,300	[e]	3,229,085
U.S. Treasury Inflation Indexed Notes		0.13	4/15/2027	2,563,593	[e]	2,382,234
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	360,000	[b]	352,340
Verizon Communications, Inc., Sr. Unscd. Notes, (3 Month SOFR Index +0.79%)		6.02	3/20/2026	491,000	[h]	496,239
Warnermedia Holdings, Inc., Gtd. Notes		3.79	3/15/2025	940,000		908,501
Windstream Escrow LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes		7.75	8/15/2028	272,000	[b]	229,364
					25,038,125
Uruguay - .9%
Uruguay, Sr. Unscd. Notes	UYU	8.25	5/21/2031	40,814,991		1,040,249
Uzbekistan - .9%
Uzbekistan, Sr. Unscd. Notes		4.75	2/20/2024	1,080,000		1,071,990
Vietnam - .2%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000		208,901
Total Bonds and Notes (cost $112,998,250)				104,092,985
Description /Number of Contracts	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .0%
Put Options - .0%
U.S Treasury 10 Year September Future, Contracts 65 (cost $35,721)		111.50	8/25/2023	7,247,500		54,844

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - 9.3%
Singapore - 1.2%
iShares USD Asia High Yield Bond Index ETF				230,655		1,443,900
United States - 8.1%
iShares iBoxx High Yield Corporate Bond ETF				64,700	[c]	4,884,850
iShares JP Morgan EM Local Currency Bond ETF				64,000		2,404,480
SPDR Bloomberg Emerging Markets Local Bond ETF				111,232		2,385,926
					9,675,256
Total Exchange-Traded Funds (cost $11,377,046)				11,119,156

Short-Term Investments - 1.1%
Mexico - 1.1%
Mexico Cetes, Treasury Bills (cost $1,239,798)	MXN	11.45	10/3/2024	2,530,000	[d]	1,334,097
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $497,621)		5.38		497,621	[i]	497,621

Investment of Cash Collateral for Securities Loaned - 7.8%
Registered Investment Companies - 7.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,319,470)		5.38		9,319,470	[i]	9,319,470
Total Investments (cost $135,467,906)				105.5%	126,418,173
Liabilities, Less Cash and Receivables				(5.5%)	(6,584,901)
Net Assets				100.0%	119,833,272

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

UYU—Uruguayan Peso

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $7,781,623 or 6.49% of net assets.

c Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $9,018,075 and the value of the collateral was $9,319,470. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a discount security. Income is recognized through the accretion of discount.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing—security in default.

g Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

h Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Australian 10 Year Bond	65	9/15/2023	5,112,639[a]	5,058,490	(54,149)
Futures Short
Australian 3 Year Bond	93	9/15/2023	6,627,588[a]	6,622,100	5,488
Euro BTP Italian Government Bond	23	9/7/2023	2,897,589[a]	2,933,466	(35,877)
Japanese 10 Year Bond	2	9/12/2023	2,072,601[a]	2,063,754	8,847
Gross Unrealized Appreciation				14,335
Gross Unrealized Depreciation				(90,026)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets Corp.
South African Rand	16,457,138	United States Dollar	845,128	8/18/2023	73,451
Australian Dollar	4,071,770	United States Dollar	2,758,142	8/18/2023	(21,314)
New Zealand Dollar	95,855	United States Dollar	60,324	8/18/2023	(786)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets Corp. (continued)
United States Dollar	349,190	New Zealand Dollar	563,331	8/18/2023	(708)
South African Rand	4,391,270	United States Dollar	226,341	8/18/2023	18,764
United States Dollar	276,779	Euro	255,955	8/18/2023	(4,904)
British Pound	1,049,853	United States Dollar	1,335,022	8/18/2023	12,435
United States Dollar	3,519,119	British Pound	2,825,424	8/18/2023	(107,233)
Japanese Yen	257,743,066	United States Dollar	1,939,581	8/18/2023	(122,450)
HSBC Securities (USA) Inc.
United States Dollar	1,289,008	Norwegian Krone	13,737,056	8/18/2023	(67,328)
United States Dollar	1,658,064	Polish Zloty	6,911,678	8/18/2023	(65,696)
Mexican Peso	1,967,875	United States Dollar	113,522	8/18/2023	3,602
United States Dollar	261,572	Mexican Peso	4,630,454	8/18/2023	(14,025)
Japanese Yen	135,229,710	United States Dollar	1,024,862	8/18/2023	(71,471)
New Zealand Dollar	331,522	United States Dollar	203,632	8/18/2023	2,284
J.P. Morgan Securities LLC
United States Dollar	1,169,488	Mexican Peso	20,298,539	8/18/2023	(38,646)
Japanese Yen	26,006,707	United States Dollar	188,398	8/18/2023	(5,047)
Australian Dollar	286,964	United States Dollar	188,360	8/18/2023	4,522
United States Dollar	4,205,614	Australian Dollar	6,278,916	8/18/2023	(14,740)
British Pound	797,603	United States Dollar	1,007,298	8/18/2023	16,403
United States Dollar	745,077	British Pound	591,101	8/18/2023	(13,584)
Euro	113,221	United States Dollar	123,097	8/18/2023	1,504
United States Dollar	104,219	Euro	96,368	8/18/2023	(1,836)
United States Dollar	183,166	Polish Zloty	778,783	8/18/2023	(11,061)
United States Dollar	589,458	Norwegian Krone	6,436,791	8/18/2023	(46,082)
United States Dollar	2,273,816	South African Rand	41,845,095	8/18/2023	(61,828)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
RBS Securities, Inc.
United States Dollar	868,538	British Pound	689,852	8/18/2023	(16,868)
Euro	699,255	United States Dollar	754,731	8/18/2023	14,812
United States Dollar	193,948	Indonesian Rupiah	2,909,591,442	8/18/2023	1,033
State Street Bank and Trust Company
United States Dollar	7,594,006	New Zealand Dollar	12,170,433	8/18/2023	34,684
United States Dollar	16,898,796	British Pound	13,407,977	8/18/2023	(309,965)
Czech Koruna	38,814,163	United States Dollar	1,757,044	8/18/2023	27,967
Euro	328,915	United States Dollar	361,245	8/18/2023	732
United States Dollar	1,030,850	Euro	953,172	8/18/2023	(18,133)
United States Dollar	1,097,955	Singapore Dollar	1,451,635	8/18/2023	5,269
United States Dollar	2,163,453	Colombian Peso	10,058,132,840	8/18/2023	(387,470)
Philippine Peso	130,150,369	United States Dollar	2,330,423	8/18/2023	38,964
United States Dollar	2,341,771	Philippine Peso	130,146,283	8/18/2023	(27,541)
United States Dollar	3,431,029	Indonesian Rupiah	50,720,999,243	8/18/2023	68,065
United States Dollar	253,240	Australian Dollar	373,411	8/18/2023	2,253
Swedish Krona	18,523,577	United States Dollar	1,814,722	8/18/2023	(53,353)
United States Dollar	1,720,333	Swedish Krona	18,521,792	8/18/2023	(40,866)
Indian Rupee	96,981,775	United States Dollar	1,181,164	8/18/2023	(2,730)
United States Dollar	1,182,832	Indian Rupee	97,248,817	8/18/2023	1,153
United States Dollar	908,540	Chilean Peso	739,142,377	8/18/2023	29,354
United States Dollar	3,757,800	Canadian Dollar	5,104,434	8/18/2023	(114,120)
United States Dollar	603,005	Malaysian Ringgit	2,663,894	8/18/2023	11,498
United States Dollar	2,590,284	Mexican Peso	47,109,850	8/18/2023	(213,614)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities LLC
United States Dollar	99,640	Australian Dollar	149,334	8/18/2023	(734)
United States Dollar	129,311	New Zealand Dollar	207,034	8/18/2023	717
Euro	479,868	United States Dollar	523,415	8/18/2023	4,688
United States Dollar	16,615,520	Euro	14,949,664	8/18/2023	163,143
South African Rand	20,998,026	United States Dollar	1,088,582	8/18/2023	83,453
United States Dollar	742,274	British Pound	586,205	8/18/2023	(10,103)
Gross Unrealized Appreciation					620,750
Gross Unrealized Depreciation					(1,864,236)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	44,789,306	-	44,789,306
Exchange-Traded Funds	11,119,156	-	-	11,119,156
Foreign Governmental	-	46,331,857	-	46,331,857
Investment Companies	9,817,091	-	-	9,817,091
U.S. Treasury Securities	-	14,305,919	-	14,305,919
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	620,750	-	620,750
Futures††	14,335	-	-	14,335
Options Purchased	54,844	-	-	54,844
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(1,864,236)	-	(1,864,236)
Futures††	(90,026)	-	-	(90,026)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market risk interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2023, accumulated net unrealized depreciation on investments was $10,368,910, consisting of $2,335,531 gross unrealized appreciation and $12,704,441 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.